Investment securities (Details 3) (CHF) In Millions, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Debt securities
Gross unrealized losses on investment securities available for sale and the related fair value
Fair value, less than 12 months	1,037	181
Gross unrealized losses, less than 12 months	1	4
Fair value, 12 months or more	82	57
Gross unrealized losses, 12 months or more	5	13
Fair value, total	1,119	238
Gross unrealized losses, total	6	17
Debt securities issued by foreign governments
Gross unrealized losses on investment securities available for sale and the related fair value
Fair value, less than 12 months	1,027	100
Gross unrealized losses, less than 12 months	1	2
Fair value, 12 months or more	48	40
Gross unrealized losses, 12 months or more	4	10
Fair value, total	1,075	140
Gross unrealized losses, total	5	12
Corporate debt securities
Gross unrealized losses on investment securities available for sale and the related fair value
Fair value, less than 12 months	10	81
Gross unrealized losses, less than 12 months	0	2
Fair value, 12 months or more	34	17
Gross unrealized losses, 12 months or more	1	3
Fair value, total	44	98
Gross unrealized losses, total	1	5